Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Line Items]
Summary of Income Used in Basic and Diluted Earnings Per Share Computation

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
The following reflects the income used in the basic and diluted earnings per share computations:
(a) Earnings used in calculating earnings per share
Net loss attributable to ordinary equity holders of the parent	(162,791)	(220,242)	(142,521)

(b) Weighted average number of shares
Weighted average number of ordinary shares on issue for basic earnings per share	1,224,697,353	638,202,922	442,637,406
Effect of dilution:
Share options	—	—	—
Weighted average number of ordinary shares adjusted for the effect of dilution	1,224,697,353	638,202,922	442,637,406
Loss per share (basic and diluted in cents)	(13.29)	(34.51)	(32.20)

Ordinary Options
Earnings Per Share [Line Items]
Summary of Option Plans	These options related to the option plans listed below.

Ordinary Options	2025	2024	2023
NED Plan	27,500,000	21,000,000	16,500,000
LTIP	13,589,083	11,400,000	6,050,000
	41,089,083	32,400,000	22,550,000

Performance Rights
Earnings Per Share [Line Items]
Summary of Option Plans

	2025	2024	2023
Performance Rights
NED Plan	650,000	650,000	650,000
LTIP	2,050,000	2,250,000	2,250,000
	2,700,000	2,900,000	2,900,000

A D S Options
Earnings Per Share [Line Items]
Summary of Option Plans

	2025	2024	2023
ADS Options
NED Plan	—	—	—
LTIP - Extended terms	107,716	277,000	—
LTIP	6,979,543	6,273,000	1,505,000
	7,087,259	6,550,000	1,505,000

Investor Options
Earnings Per Share [Line Items]
Summary of Option Plans

	2025	2024	2023
Investor Options
2023 investor options - listed	97,787,612	97,822,109	—
2024 investor options- listed	189,426,682	142,886,040	—
	287,214,294	240,708,149	—